1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

August 7, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	VALIC Company I

Securities Act File No. 002-83631

Investment Company Act File No. 811-03738

Post-Effective Amendment No. 95

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Registrant”), a Maryland Corporation, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 95 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add ten new series to the Registrant: (i) the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, and the Conservative Growth Lifestyle Fund (collectively, the “Lifestyle Funds”); (ii) the Core Bond Fund and the High Yield Bond Fund (collectively, the “Bond Funds”); and (iii) the Capital Appreciation Fund, the Mid Cap Value Fund, the Small Cap Value Fund, and the U.S. Socially Responsible Fund (collectively, the “Equity Funds”). Each Lifestyle Fund seeks growth and, in the case of certain of the Lifestyle Funds, current income. Each Lifestyle Fund seeks to achieve its investment objective through investments in a combination of the other series of the Registrant. Each Bond Fund seeks the highest possible total return consistent with conservation of capital. Each Bond Funds seeks either to achieve its investment objective either through investments in medium- to high-quality fixed-income securitites or through a diversified portfolio of high yielding, high risk fixed-income securities. Each Equity Fund seeks to provide (i) long capital appreciation, (ii) capital growth, or (iii) maximum long-term return consistent with reasonable risk to principal. Each Equity Fund seeks to achieve its investment objective primarily through investments in equity securities consistent with the respective strategy of such Equity Fund. It is proposed that the Amendment will become effective on October 21, 2020, pursuant to Rule 485(a)(2) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (202) 303-1228.

Very truly yours,

/s/ James W. Hahn

James W. Hahn

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    Rome

Enclosures

cc:   Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC
Edward Gizzi, Esq., SunAmerica Asset Management, LLC
Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP
Stacey P. Ruiz, Willkie Farr & Gallagher LLP